Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.3%
Elbit Systems Ltd.	24,734	$4,104,158

Banks — 24.1%
Bank Hapoalim BM	1,069,427	8,638,379
Bank Leumi Le-Israel BM	1,411,763	10,256,346
FIBI Holdings Ltd.	3,330	119,474
First International Bank of Israel Ltd.	52,654	1,615,991
Israel Discount Bank Ltd., Class A	1,164,183	5,367,835
Mizrahi Tefahot Bank Ltd.	144,768	3,874,831

		29,872,856

Biotechnology — 0.3%
UroGen Pharma Ltd.(a)(b)	10,592	335,131

Building Products — 0.4%
Caesarstone Ltd.	27,853	436,178

Chemicals — 2.9%
Israel Chemicals Ltd.	654,451	3,074,134
Israel Corp. Ltd. (The)(a)	2,807	572,223

		3,646,357

Communications Equipment — 1.5%
Gilat Satellite Networks Ltd.	18,077	152,322
Ituran Location and Control Ltd.	21,615	518,760
Radware Ltd.(a)	48,573	1,170,123

		1,841,205

Construction & Engineering — 2.9%
Ashtrom Group Ltd.	17,457	223,866
Elco Ltd.	8,652	302,188
Electra Ltd./Israel	2,502	1,049,079
Shapir Engineering and Industry Ltd.	133,139	821,448
Shikun & Binui Ltd.	269,791	1,187,979

		3,584,560

Consumer Finance — 0.1%
Isracard Ltd.(a)	29,961	112,588

Diversified Telecommunication Services — 1.6%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	2,315,628	1,933,193

Equity Real Estate Investment Trusts (REITs) — 1.1%
REIT 1 Ltd.	208,101	1,331,328

Food & Staples Retailing — 1.2%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,999	516,066
Shufersal Ltd.	140,190	915,451

		1,431,517

Food Products — 1.3%
Mehadrin Ltd.(a)	1	33
Strauss Group Ltd.	53,383	1,670,671

		1,670,704

Hotels, Restaurants & Leisure — 0.3%
Fattal Holdings 1998 Ltd.	2,517	384,792

Household Durables — 0.2%
Maytronics Ltd.	26,622	222,943

Independent Power and Renewable Electricity Producers — 0.7%
Energix-Renewable Energies Ltd.(a)	71,799	199,252
Enlight Renewable Energy Ltd.(a)	113,423	143,491

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Kenon Holdings Ltd./Singapore	25,911	$541,352

		884,095

Insurance — 3.0%
Clal Insurance Enterprises Holdings Ltd.(a)	28,477	467,764
Harel Insurance Investments & Financial Services Ltd.	135,037	1,141,361
IDI Insurance Co. Ltd.	9,151	327,000
Menora Mivtachim Holdings Ltd.	37,163	571,673
Migdal Insurance & Financial Holdings Ltd.	513,818	527,574
Phoenix Holdings Ltd. (The)	108,061	676,372

		3,711,744

IT Services — 5.0%
Formula Systems 1985 Ltd.	5,367	382,020
Matrix IT Ltd.	47,787	878,457
Wix.com Ltd.(a)	40,666	4,916,113

		6,176,590

Machinery — 1.2%
Kornit Digital Ltd.(a)	45,016	1,535,046

Oil, Gas & Consumable Fuels — 2.6%
Delek Group Ltd.	5,220	738,451
Equital Ltd.(a)	11,677	346,248
Naphtha Israel Petroleum Corp. Ltd.	53,898	322,139
Oil Refineries Ltd.	1,227,498	601,350
Paz Oil Co. Ltd.	8,530	1,273,318

		3,281,506

Paper & Forest Products — 0.1%
Hadera Paper Ltd.(b)	2,742	109,598

Pharmaceuticals — 8.4%
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	995,121	10,369,161

Real Estate Management & Development — 12.1%
ADO Group Ltd.(a)	9,724	274,982
AFI Properties Ltd.(a)	19,271	688,056
Airport City Ltd.(a)	84,510	1,606,614
Alony Hetz Properties & Investments Ltd.	124,966	1,871,195
Amot Investments Ltd.	157,080	1,161,544
Azrieli Group Ltd.	43,912	3,430,605
Bayside Land Corp.	1,027	714,144
Big Shopping Centers Ltd.	2,975	295,262
Blue Square Real Estate Ltd.	4,691	252,117
Brack Capital Properties NV(a)	1,557	167,388
Gazit-Globe Ltd.	114,109	1,235,104
Industrial Buildings Corp. Ltd.(a)	401,472	1,072,490
Melisron Ltd.	21,587	1,395,938
Norstar Holdings Inc.	18,996	390,091
Property & Building Corp. Ltd.	1,531	165,714
Summit Real Estate Holdings Ltd.	18,238	238,822

		14,960,066

Semiconductors & Semiconductor Equipment — 2.3%
Nova Measuring Instruments Ltd.(a)	18,381	649,938
Tower Semiconductor Ltd.(a)	98,487	2,190,506

		2,840,444

Software — 22.1%
Check Point Software Technologies Ltd.(a)(b)	115,550	13,621,034
CyberArk Software Ltd.(a)(b)	34,045	4,172,215
Hilan Ltd.	8,703	356,386
Nice Ltd.(a)	55,466	8,423,556

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Sapiens International Corp. NV(b)	36,726	$844,780

		27,417,971

Specialty Retail — 0.2%
Delek Automotive Systems Ltd.	55,737	259,402

Textiles, Apparel & Luxury Goods — 0.3%
Delta-Galil Industries Ltd.(b)	13,451	390,727

Wireless Telecommunication Services — 0.8%
Cellcom Israel Ltd.(a)(b)	90,129	256,743
Partner Communications Co. Ltd.(a)	144,155	672,981

		929,724

Total Common Stocks — 100.0% (Cost: $134,835,767)		123,773,584

Short-Term Investments

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(c)(d)(e)	10,948,430	10,952,809

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	85,000	$85,000

		11,037,809

Total Short-Term Investments — 8.9% (Cost: $11,037,272)		11,037,809

Total Investments in Securities — 108.9% (Cost: $145,873,039)		134,811,393

Other Assets, Less Liabilities — (8.9)%		(11,011,125)

Net Assets — 100.0%		$123,800,268

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,807,734	3,140,696	10,948,430	$10,952,809	$8,148	(a)	$(438)	$(667)
BlackRock Cash Funds: Treasury, SL Agency Shares	92,000	(7,000)	85,000	85,000	282		—	—

				$11,037,809	$8,430		$(438)	$(667)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$123,773,584	$—	$—	$123,773,584
Money Market Funds	11,037,809	—	—	11,037,809

	$134,811,393	$—	$—	$134,811,393

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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